Summary of Significant Accounting Policies: Cash and Cash Equivalents (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Cash Equivalents, at Carrying Value	$ 1,497	$ 10	$ 10